Offerings - Offering: 1	Sep. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Shares, no par value per share
Amount Registered | shares	10,663,612
Proposed Maximum Offering Price per Unit	1.6914
Maximum Aggregate Offering Price	$ 18,036,433.30
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,761.38
Offering Note	Consists of 10,663,612 Class A Shares held by the selling shareholder for resale. This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act of 1933, as amended, based upon the average of the high ($1.8238) and low ($1.55) prices of the Class A Shares as reported on the Nasdaq Capital Market on September 10, 2025, which is a date within five (5) business days prior to the filing date of this registration statement.